Property and equipment - Summary of Property and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 247
Ending balance	188	€ 247
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	537	540
Additions	12	8
Disposals	(74)	(1)
Exchange differences	20	(10)
Ending balance	495	537
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(290)	(192)
Depreciation charge	(41)	(54)
Impairment charge	(18)	(49)
Disposals	52	1
Exchange differences	(10)	4
Ending balance	(307)	(290)
Property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14
Ending balance	14	14
Property and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	93	92
Additions	8	4
Disposals	(5)	(1)
Exchange differences	5	(2)
Ending balance	101	93
Property and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(79)	(60)
Depreciation charge	(10)	(14)
Impairment charge	(1)	(7)
Disposals	6	1
Exchange differences	(3)	1
Ending balance	(87)	(79)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	233
Ending balance	174	233
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	444	448
Additions	4	4
Disposals	(69)	0
Exchange differences	15	(8)
Ending balance	394	444
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(211)	(132)
Depreciation charge	(31)	(40)
Impairment charge	(17)	(42)
Disposals	46	0
Exchange differences	(7)	3
Ending balance	€ (220)	€ (211)